Equity - Non-controlling interests financial information (Details)		12 Months Ended
	Nov. 05, 2009 USD ($)	Dec. 31, 2022 USD ($) loan	Dec. 31, 2022 CAD ($) loan	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
CONSOLIDATED STATEMENTS OF FINANCIAL POSITION
Non-current assets		$ 671,019,000		$ 719,064,000
Current assets		1,286,821,000		804,274,000
Non-current liabilities		522,530,000		549,681,000
Current liabilities		678,497,000		653,626,000
CONSOLIDATED INCOME STATEMENTS
Sales		2,597,916,000		1,778,908,000	$ 1,144,434,000
Operating profit		660,547,000		31,386,000	(184,350,000)
Profit before taxes		591,811,000		(119,936,000)	(222,420,000)
Profit (loss)		443,828,000		(115,374,000)	(249,758,000)
CONSOLIDATED STATEMENTS OF CASH FLOWS
Cash flows from operating activities		405,018,000		(1,341,000)	154,268,000
Cash flows from investing activities		(51,774,000)		(23,848,000)	(31,940,000)
Cash flows from financing activities		(140,458,000)		10,452,000	(113,333,000)
Exchange differences on cash and cash equivalents in foreign currencies		(6,506,000)		(157,000)	(613,000)
Beginning balance of cash and cash equivalents		114,391,000
Ending balance of cash and cash equivalents		317,935,000		114,391,000
Non-controlling interests		$ 106,751,000		106,053,000
Number of QLICI loans | loan		2	2
NMTC Program
CONSOLIDATED STATEMENTS OF CASH FLOWS
Grant allocated for reactivation		$ 13,500,000
Quebec Silicon General Partner
CONSOLIDATED STATEMENTS OF CASH FLOWS
Additional cost per operating agreement			$ 250
Proportion of ownership interest in subsidiary		51.00%	51.00%
Globe Specialty Metals Inc | NMTC Program
CONSOLIDATED STATEMENTS OF CASH FLOWS
Number of QLICI loans | loan		2	2
WVA Manufacturing, LLC
CONSOLIDATED STATEMENTS OF CASH FLOWS
Additional cost per operating agreement	$ 100
WVA Manufacturing, LLC | Globe Specialty Metals Inc
CONSOLIDATED STATEMENTS OF CASH FLOWS
Non-controlling interests		$ 62,630,000		61,912,000
Production output sold (as a percentage)	51.00%
WVA Manufacturing, LLC | Globe Specialty Metals Inc | Noncontrolling interests
CONSOLIDATED STATEMENTS OF FINANCIAL POSITION
Non-current assets		78,992,000		83,176,000	99,235,000
Current assets		86,847,000		73,883,000	65,703,000
Non-current liabilities		7,108,000		8,654,000	8,982,000
Current liabilities		53,680,000		43,577,000	33,378,000
CONSOLIDATED INCOME STATEMENTS
Sales		187,854,000		165,660,000	156,995,000
Operating profit		8,306,000		(4,871,000)	(7,503,000)
Profit before taxes		8,155,000		(5,062,000)	(7,503,000)
Profit (loss)		3,075,000		(3,362,000)	(2,970,000)
CONSOLIDATED STATEMENTS OF CASH FLOWS
Cash flows from operating activities		(5,934,000)		11,981,000	28,683,000
Cash flows from investing activities		(8,304,000)		(3,893,000)	(7,977,000)
Beginning balance of cash and cash equivalents		35,360,000		27,272,000	6,566,000
Ending balance of cash and cash equivalents		21,122,000		35,360,000	27,272,000
WVA Manufacturing, LLC | Dow Corning Corporation [Member]
CONSOLIDATED STATEMENTS OF CASH FLOWS
Production output sold (as a percentage)	49.00%
WVA Manufacturing, LLC | Dow Corning Corporation [Member] | Globe Specialty Metals Inc
CONSOLIDATED STATEMENTS OF CASH FLOWS
Membership interest sold (as a percentage)	49.00%
Quebec Silicon Limited Partnership [Member] | Globe Specialty Metals Inc
CONSOLIDATED STATEMENTS OF CASH FLOWS
Non-controlling interests		$ 39,023,000		37,682,000
Production output sold (as a percentage)		51.00%	51.00%
Quebec Silicon Limited Partnership [Member] | Globe Specialty Metals Inc | Noncontrolling interests
CONSOLIDATED STATEMENTS OF FINANCIAL POSITION
Non-current assets		$ 64,291,000		63,088,000	67,806,000
Current assets		53,830,000		46,186,000	37,095,000
Non-current liabilities		18,719,000		19,005,000	18,529,000
Current liabilities		21,201,000		14,671,000	16,320,000
CONSOLIDATED INCOME STATEMENTS
Sales		102,865,000		89,446,000	70,637,000
Operating profit		2,897,000		2,093,000	3,113,000
Profit before taxes		2,195,000		1,237,000	2,898,000
Profit (loss)		1,015,000		613,000	1,666,000
CONSOLIDATED STATEMENTS OF CASH FLOWS
Cash flows from operating activities		(10,037,000)		8,997,000	15,387,000
Cash flows from investing activities		(1,525,000)		(4,956,000)	(5,227,000)
Cash flows from financing activities		905,000
Exchange differences on cash and cash equivalents in foreign currencies		10,000		31,000	45,000
Beginning balance of cash and cash equivalents		16,596,000		12,524,000	2,319,000
Ending balance of cash and cash equivalents		$ 5,949,000		$ 16,596,000	$ 12,524,000
Quebec Silicon Limited Partnership [Member] | Dow Corning Corporation [Member]
CONSOLIDATED STATEMENTS OF CASH FLOWS
Production output sold (as a percentage)		49.00%	49.00%